Finance Expense (Tables)	12 Months Ended
Jan. 31, 2020
Finance Expense
Disclosure of Detailed Information About Finance Expense

	For the Year Ended 31 January 2020 NZ$000’s	For the Year Ended 31 January 2019 NZ$000’s	For the Year Ended 31 January 2018 NZ$000’s
- Interest expense on external borrowings	1,608	2,338	5,431
- Interest expense on convertible loan notes	1,425	-	-
- Interest expense on leases	1,674	-	-
- Interest (income)/expense on shareholder loans*	(165)	1,062	2,807
- Amortisation of loan set up costs	671	641	553
	5,213	4,041	8,791

* During the year, the shareholder loan payable was derecognised resulting in a reversal of interest expense.